Financial and other investments (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of financial assets [abstract]
Schedule of financial assets

	2026	2025
	£m	£m
Non-current
FVOCI debt and other investments	385	384
FVTPL investments	450	407
Financial assets at amortised cost	7	7
	842	798
Current
FVTPL investments	1,914	5,156
Financial assets at amortised cost	539	597
	2,453	5,753
	3,295	6,551
Financial and other investments include the following:
Investments in short-term money market funds	1,370	4,725
Investments held by National Grid Partners	387	346
Investments in Sunrun	63	60
Balances that are restricted or not readily used in operations:
Collateral[1]	438	506
Insurance company and non-qualified plan investments	676	578
Cash surrender value of life insurance policies	252	238
Other investments	109	98
	3,295	6,551
1.The collateral balance includes £404 million (2025: £477 million) of collateral placed with counterparties with whom we have entered into a credit support annex to the International Swaps and Derivatives Association (ISDA) Master Agreement; £30 million (2025: £24 million)
of restricted amounts allocated for specific projects within National Grid Electricity Transmission plc and National Grid Electricity
Distribution plc; £4 million (2025: £5 million) insurance captive letters of credit.